                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-21564

                       Blue Rock Market Neutral Fund, LLC
                         445 East Lake Street, Suite 230
                            Wayzata, Minnesota 55391
                    (Address of principal executive offices)

                            Blue Rock Advisors, Inc.
                         445 East Lake Street, Suite 230
                            Wayzata, Minnesota 55391
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (952) 229-8700

                        Date of fiscal year end: March 31

                    Date of reporting period: March 31, 2007

ITEM 1. REPORTS TO STOCKHOLDERS.

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                     Financial Statements as of and for the
                        Fiscal Year Ended March 31, 2007

                            (BLUE ROCK ADVISORS LOGO)

TABLE OF CONTENTS

Letter to Investors ....................................................       1
Schedule of Investments ................................................     2-3
Allocation by Sub-Strategy .............................................       3
Statement of Assets, Liabilities and Members' Capital ..................       4
Statement of Operations ................................................       5
Statement of Cash Flows ................................................       6
Statements of Changes in Net Assets ....................................       7
Financial Highlights ...................................................       8
Notes to the Financial Statements ......................................    9-13
Report of Independent Registered Public Accounting Firm ................      14
Managers and Officers Table ............................................      15
Other Information ......................................................   16-17

May 30, 2007

Dear Investor,

Enclosed please find the March 31, 2007 annual financial statements for Blue Rock Market Neutral Fund, LLC. The Fund's third fiscal year began on April 1, 2006 and concluded with a positive return of 8.14%.

The Fund invests primarily in private investment funds that utilize long-short market-neutral investment strategies. We believe the Fund is positioned to provide capital appreciation and to limit exposure to market risk.

Sincerely,


/s/ Robert W. Fullerton
-------------------------------------
Robert W. Fullerton
Principal Executive Officer

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2007

                                                                                          % OF       INITIAL
                                                                                        MEMBERS'   ACQUISITION
                                                              COST        FAIR VALUE     CAPITAL       DATE      LIQUIDITY(3)
                                                          ------------   ------------   --------   -----------   ------------
INVESTMENTS IN PORTFOLIO FUNDS(1,2)
   INVESTMENT FUNDS
   Bermuda - Market Neutral Equity Scopia International
      Limited                                             $  9,300,000   $ 10,193,849      6.13%     08/01/05      Quarterly
   British Virgin Islands - Market Neutral Equity
      Numeric World Market Neutral Fund Offshore I, Ltd.     6,200,000      6,594,163      3.96      10/01/06        Monthly
   Cayman Islands - Market Neutral Equity Altairis
      Offshore                                               9,800,000     10,624,018      6.39      01/01/06        Monthly
      FrontPoint Offshore Financial Services Fund, L.P.     15,709,395     18,249,991     10.97      10/01/06      Quarterly
      Loomis Sayles Consumer Discretionary Hedge Fund,
         Ltd.                                               15,500,000     16,826,994     10.12      02/01/05        Monthly
      Pequot Market Neutral Financial Services Offshore
         Fund, Ltd.                                          4,100,000      4,899,009      2.94      03/01/05        Monthly
      STG Capital Fund, Ltd.                                 7,900,000      8,539,615      5.13      04/01/06      Quarterly
   Ireland - Market Neutral Equity
      Lazard Japan Carina Fund, PLC                          8,250,000      8,253,289      4.96      01/01/06        Monthly
                                                          ------------   ------------     -----
         TOTAL INVESTMENT FUNDS                             76,759,395     84,180,928     50.60
                                                          ------------   ------------     -----
   LIMITED LIABILITY COMPANIES
   United States - Market Neutral Equity Dirigo, LLC         8,350,000      8,840,772      5.31      09/01/06      Quarterly
   LIMITED PARTNERSHIPS
   United States - Market Neutral Equity
      FrontPoint Healthcare Fund, L.P.                      13,050,000     15,071,491      9.06      07/01/04      Quarterly
      FrontPoint Utility and Energy Fund, L.P.              15,650,000     18,372,166     11.04      07/01/04      Quarterly
      Rivanna Partners, L.P.                                 4,750,000      5,087,034      3.06      05/01/06      Quarterly
      Seasons Institutional Core Fund, L.P.                 15,650,000     17,242,942     10.37      07/01/04      Quarterly
      Sonar Partners, L.P.                                   8,950,000      9,482,074      5.70      06/01/05      Quarterly
                                                          ------------   ------------     -----
         TOTAL LIMITED PARTNERSHIPS                         58,050,000     65,255,707     39.23
                                                          ------------   ------------     -----
   TOTAL INVESTMENTS IN PORTFOLIO FUNDS                   $143,159,395   $158,277,407     95.14%
                                                          ------------   ------------     -----

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                                 MARCH 31, 2007

                                                                                          % OF
                                                                                        MEMBERS'
                                                              COST        FAIR VALUE     CAPITAL
                                                          ------------   ------------   --------
SHORT-TERM INVESTMENTS
UMB Bank, n.a., Money Market Fiduciary                    $    640,435   $    640,435      0.39%
                                                          ------------    -----------    ------
TOTAL INVESTMENTS IN PORTFOLIO FUNDS AND SHORT-TERM
   INVESTMENTS                                            $143,799,830    158,917,842     95.53
                                                          ============    -----------    ------
OTHER ASSETS LESS LIABILITIES                                               7,439,689      4.47
                                                                          -----------    ------
MEMBERS' CAPITAL                                                         $166,357,531    100.00%
                                                                         ============    ======

(1) All of the Fund's investments in Portfolio Funds are reported at fair value and are considered to be illiquid because the investments can generally only be redeemed on a monthly or quarterly basis with lock-up periods of up to 6 months.

(2)  Not income producing.

(3)  Unaudited.

The accompanying notes are an integral part of these financials.

                           ALLOCATION BY SUB-STRATEGY
                                 MARCH 31, 2007
                                   (UNAUDITED)

                                   (PIE CHART)

U.S. Technology Market Neutral Equity               15.50%
U.S. Multi-Sector Market Neutral Equity             14.89%
Global Financial Market Neutral Equity              13.91%
U.S. Utility and Energy Market Neutral Equity       11.04%
U.S. Consumer Market Neutral Equity                 10.12%
U.S. Healthcare Market Neutral Equity                9.06%
North American Multi-Sector Market Neutral Equity    6.39%
Global Sector-Focused Real Estate                    5.31%
Japanese Multi-Sector Market Neutral Equity          4.96%
Global Multi-Sector Market Neutral Equity            3.96%
Cash, liabilities less other assets                  4.86%

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

              STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                 MARCH 31, 2007

ASSETS
   Investments at fair value (cost: $143,799,830)    $158,917,842
   Receivable for investment sold                       7,986,879
   Other assets                                             8,031
                                                     ------------
   TOTAL ASSETS                                       166,912,752
                                                     ------------
LIABILITIES
   Management fee payable                                 465,111
   Professional fees payable                               52,697
   Fund administration and accounting fees payable         23,748
   Other accrued expenses                                  13,665
                                                     ------------
   TOTAL LIABILITIES                                      555,221
                                                     ------------
NET ASSETS                                           $166,357,531
                                                     ============
MEMBERS' CAPITAL
   Contributed capital - net                         $151,239,519
   Net unrealized appreciation on investments          15,118,012
                                                     ------------
   TOTAL MEMBERS' CAPITAL                            $166,357,531
                                                     ============

The accompanying notes are an integral part of these financial statements.

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                             STATEMENT OF OPERATIONS
                            YEAR ENDED MARCH 31, 2007

INVESTMENT INCOME
   Interest                                                         $    28,570
                                                                    -----------
EXPENSES
   Management fee                                                       991,502
   Professional fees                                                    135,500
   Fund administration and accounting fees                              103,046
   Insurance expense                                                     36,665
   Board of Managers' fees                                               18,290
   Custodian fees                                                        13,993
   SEC fees                                                               6,955
   Blue Sky fees                                                            600
   Miscellaneous expenses                                                46,801
                                                                    -----------
   Total expenses before reimbursement and recapture                  1,353,352
      Expense reimbursement                                             (29,777)
      Expense recapture                                                  95,567
                                                                    -----------
   Net expenses                                                       1,419,142
                                                                    -----------
NET INVESTMENT LOSS                                                  (1,390,572)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments                                   2,311,663
   Net change unrealized appreciation/depreciation on investments     8,588,939
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                      10,900,602
                                                                    -----------
NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS          $ 9,510,030
                                                                    ===========

The accompanying notes are an integral part of these financial statements.

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                             STATEMENT OF CASH FLOWS
                            YEAR ENDED MARCH 31, 2007

CASH FLOWS FROM OPERATING ACTIVITIES
   Net increase in members' capital resulting from operations               $   9,510,030
   Adjustments to reconcile net increase in members' capital
      resulting from operations to net cash used in operating activities:
      Net realized gain on investments                                         (2,311,663)
      Net change in unrealized appreciation/depreciation on investments        (8,588,939)
      Purchases of Portfolio Funds                                           (109,559,395)
      Proceeds from redemptions of Portfolio Funds                             29,700,720
      Increase in receivable for investment sold                               (7,986,879)
      Decrease in other assets                                                      2,155
      Increase in management fee payable                                          387,955
      Decrease in professional fees payable                                        (3,718)
      Increase in fund administration and accounting fees payable                  11,186
      Increase in other accrued expenses                                            5,774
      Net decrease in short-term investments                                      574,923
                                                                            -------------
   NET CASH USED IN OPERATING ACTIVITIES                                      (88,257,851)
                                                                            -------------
CASH FLOWS FROM FINANCING ACTIVITIES
   Capital contributions                                                       88,257,851
                                                                            -------------
   NET CASH PROVIDED BY FINANCING ACTIVITIES                                   88,257,851
                                                                            -------------
NET CHANGE IN CASH                                                                     --
   Beginning of year                                                                   --
   END OF YEAR                                                              $          --
                                                                            =============

The accompanying notes are an integral part of these financial statements.

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                               Year             Year
                                                                               Ended            Ended
                                                                          March 31, 2007   March 31, 2006
                                                                          --------------   --------------
OPERATIONS
   Net investment loss                                                     $ (1,390,572)    $  (722,379)
   Net realized gain/(loss) on investments                                    2,311,663        (258,248)
   Net change unrealized appreciation/depreciation on investments             8,588,939       5,747,686
                                                                           ------------     -----------
   NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS                 9,510,030       4,767,059
                                                                           ------------     -----------
MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                                     88,257,851      22,200,204
                                                                           ------------     -----------
   NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM CAPITAL TRANSACTIONS      88,257,851      22,200,204
                                                                           ------------     -----------
INCREASE IN MEMBERS' CAPITAL                                                 97,767,881      26,967,263
MEMBERS' CAPITAL
   Beginning of year                                                         68,589,650      41,622,387
   END OF YEAR                                                             $166,357,531     $68,589,650
                                                                           ============     ===========

The accompanying notes are an integral part of these financial statements.

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                              FINANCIAL HIGHLIGHTS

SUPPLEMENTAL DATA AND RATIOS

                                                                        Year             Year              Period
                                                                        Ended            Ended              Ended
                                                                   March 31, 2007   March 31, 2006   March 31, 2005 (6)
                                                                   --------------   --------------   ------------------
Total return                                                             8.14%          8.01%             0.87% (1)
Net assets, end of year (000s)                                       $166,358        $68,590           $41,622
Ratio of net expenses to average monthly net assets (2,5)                1.30%          1.30% (4)         1.30% (3,4)
Ratio of net investment loss to average monthly net assets (2,5)        (1.27)%        (1.25)% (4)       (1.27)% (3,4)
Portfolio turnover rate                                                    28%            44%                8%

(1)  Not annualized.

(2) Net of recapture and reimbursements/waivers. Absent recapture and reimbursements/waivers of expenses by the Adviser, the ratio of expenses and net investment loss to average net assets would have been 1.24% and (1.21%) for the year ended March 31, 2007; would have been 1.51% and (1.45%) for the year ended March 31, 2006; and would have been 2.39% and (2.36%) for the period ended March 31, 2005, respectively.

(3)  Annualized.

(4) Includes the amortization of organizational and offering costs. The organizational costs were expensed in the first month of the Fund's operations and will not be recurring. The offering costs are to be expensed over the first 12 months of the Fund's operations and will not be recurring.

(5)  These ratios do not include the income or expenses of the Portfolio Funds.

(6)  The Fund commenced operations on July 1, 2004.

The above ratios may be different for individual members based on the timing of capital transactions.

The accompanying notes are an integral part of these financial statements.

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                        NOTES TO THE FINANCIAL STATEMENTS
                                 MARCH 31, 2007

(1) ORGANIZATION

Blue Rock Market Neutral Fund, LLC (the "Fund") is a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end, management investment company. The Fund was formed on March 29, 2004, and commenced operations on July 1, 2004. The Fund's investment objective is to provide capital appreciation while seeking to limit exposure to market risk. The Fund seeks to accomplish this objective by investing its assets primarily in private investment funds ("Portfolio Funds") that are managed by a select group of portfolio managers ("Portfolio Managers") that utilize "long-short market-neutral" investment strategies.

The investment adviser of the Fund is Blue Rock Advisors, Inc. (the "Adviser"). The power to manage and control the business affairs of the Fund is vested in the Board of Managers (the "Board of Managers"), including the exclusive authority to establish and oversee policies regarding the management, conduct, and operation of the business of the Fund. UMB Fund Services, Inc. serves as the Fund's Administrator, Fund Accountant and Recordkeeper. Limited liability company interests in the Fund ("Interests") are sold in private placement to investors. Investors who acquire Interests in the Fund will become members of the Fund ("Members"). Members will not be able to liquidate their investment other than as a result of repurchases of Interests by the Fund. The Board of Managers, from time to time and in their complete and exclusive discretion, may determine to cause the Fund to repurchase Interests. The Adviser expects to recommend to the Board of Managers that it conduct repurchase offers on a quarterly basis.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles.

(a) Security Transactions

Purchases and sales of investments in Portfolio Funds are recorded on the effective date as specified in the Portfolio Fund's investment agreement. Purchases and sales of other securities are accounted for on a trade-date basis. Realized gains and losses are recognized at the time of withdrawal from a Portfolio Fund and are calculated based on identified cost. Unrealized gains and losses are reflected in operations when changes between the carrying value and fair value of the Portfolio Fund occur.

(b) Portfolio Valuation

The net asset value of the Fund is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Managers.

Investments in Portfolio Funds are valued at their fair value, in accordance with the Fund's limited liability company agreement ("LLC Agreement") and the valuation procedures approved by the Board of Managers. Ordinarily, this fair value will represent the values determined by the administrators or Portfolio Managers of the Portfolio Funds in accordance with the Portfolio Funds' valuation policies and as reported by the Portfolio Funds' administrators or Portfolio Managers. Before investing in any Portfolio Fund, the Adviser will conduct a due diligence review of the valuation methodology utilized by the Portfolio Fund, which as a general matter will utilize market values when available, and otherwise utilize principles of fair value that the Adviser reasonably believes to be consistent with those used by the Fund in valuing its own investments. The Adviser attempts to confirm the accuracy of each Portfolio Fund's monthly valuation by reviewing periodic financial information obtained from the Portfolio Funds (e.g. Portfolio Fund audited financial statements and Portfolio Fund position reports).

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                                 MARCH 31, 2007

As a general matter, the fair value of the Fund's interest in a Portfolio Fund will represent the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable.

The Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its assets. The Adviser or, in certain cases, the Board of Managers, will consider such information, and may conclude in certain circumstances that the information provided by a Portfolio Manager does not represent the fair value of the Fund's interests in a Portfolio Fund. Following procedures adopted by the Board of Managers, in the absence of specific transaction activity in interests in a particular Portfolio Fund, the Fund may consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Portfolio Fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made in good faith, and subject to the review and supervision of the Board of Managers.

All of the Fund's investments in Portfolio Funds are considered to be illiquid and as such, the valuation of these investments involves various judgments and consideration of factors that may be subjective.

(c) Advance Portfolio Fund Contributions

Fund contributions to Portfolio Funds are typically recorded on the first business day of the month following the contribution. Cash that is invested by the Fund prior to this date is recorded as a pre-paid investment.

(d) Income Taxes

The Fund currently intends to operate as a partnership and not as an association or publicly traded partnership taxable as a corporation for U.S. federal income tax purposes. Accordingly, the Fund is not subject to federal, state or local income taxes. Individual Members are required to report their distributive share of the Fund's taxable income or loss on their individual income tax returns.

(e) Investment Income

Interest and dividend income is recognized on an accrual basis. The Portfolio Funds in which the Fund invests do not regularly distribute income and realized gains from their underlying investment activity. Such undistributed amounts are captured in the value of the Portfolio Funds in the form of unrealized appreciation. To the extent such distributions are made by the Portfolio Funds, the distributions would decrease the cost basis of the Portfolio Funds.

(f) Short-Term Investments

Short-term investments consist of liquid investments with maturities of less than 90 days.

(g) Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that may affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                                 MARCH 31, 2007

(3) EXPENSES OF THE FUND

The Fund bears all of its own expenses other than those borne by the Adviser pursuant to the advisory agreement. Examples of expenses borne by the Fund include legal fees, audit and tax fees, administration fees, custody fees, costs of insurance, organizational and registration expenses, offering costs and costs associated with meetings of the Board of Managers and Members. Expenses are recognized on an accrual basis.

(a) Expense Limitation and Reimbursement

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the "Expense Limitation") under which the Adviser will waive its fees or pay or absorb the ordinary operating expenses of the Fund (including organization and offering expenses) to the extent necessary to limit the ordinary operating expenses of the Fund to 1.30% per annum of the Fund's average monthly net assets.

In consideration for the Adviser's agreement to limit the Fund's expenses, the Fund will carry forward the amount of expenses paid or absorbed by the Adviser in excess of the Expense Limitation, for a period not to exceed three years from the end of the fiscal year in which the expense was incurred, and will reimburse the Adviser such amounts. Reimbursement to the Adviser will only be made to the extent that it does not cause the Fund's ordinary expenses to exceed the Expense Limitation. The following table lists the total amount of reimbursable expenses to the Adviser:

                  EXPENSES REIMBURSED AND RECAPTURED BY ADVISER

                      AMOUNT       AMOUNT     REMAINING
FISCAL YEAR ENDED   REIMBURSED   RECAPTURED    BALANCE    EXPIRATION DATE
-----------------   ----------   ----------   ---------   ---------------
  March 31, 2005     $295,929      $95,567     $200,362    March 31, 2008
  March 31, 2006      119,640           --      119,640    March 31, 2009
  March 31, 2007       29,777           --       29,777    March 31, 2010

During the year ended March 31, 2007, the Adviser recaptured $95,567 of reimbursed expenses.

(b) Management Fees

The Fund pays the Adviser a management fee as compensation for its services to the Fund. The management fee is accrued and payable monthly and is calculated by applying the following annual rates to the average monthly net assets of the Fund determined at the close of each month: 1.00% to the portion of net assets not exceeding $30 million; 0.90% to the portion of net assets exceeding $30 million, but not exceeding $100 million; and 0.80% to the portion of net assets in excess of $100 million. Management fees, prior to reimbursements pursuant to the Expense Limitation, were $991,502 for the year ended March 31, 2007.

(c) Placement Agent

Placement agents may be retained by the Fund to assist in the placement of Interests. A placement agent will generally be entitled to receive a fee from each Member who's Interests the agent places. The specific amount of the placement fee paid with respect to a Member is generally dependent on the size of the investment in the Fund. Placement agents may also be reimbursed by the Fund with respect to certain out-of-pocket expenses.

At this time, Blue Rock Global Partners, Inc. serves as the sole placement agent of Interests. For the year ended March 31, 2007, Blue Rock Global Partners, Inc. has earned $0 in fees related to the placement of Interests in the Fund.

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                                 MARCH 31, 2007

(d) Board of Managers' Fees

Each Manager who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $6,000. Any Manager who is an "interested person" does not receive any annual or other fee from the Fund. All Managers are reimbursed for all reasonable out of pocket expenses.

(e) Expenses of Portfolio Funds

With respect to the Fund's investments in Portfolio Funds, the Fund may indirectly or directly pay an investment advisory fee which is deducted from the value of the Fund's investment. In addition, the Fund may indirectly pay an incentive fee of up to 20% of the Portfolio Fund's net profits, which is also deducted from the value of the Fund's investment.

(4) MEMBERS' CAPITAL ACCOUNTS

(a) Contributions

The Fund offers Interests once a month, generally at the beginning of each month or more or less frequently in the sole discretion of the Board of Managers. These Interests in the Fund are not unitized pursuant to the terms of the LLC agreement. All subscriptions are subject to the receipt of cleared funds from the investor prior to the applicable subscription date in the full amount of the subscription. The minimum initial investment in the Fund is $500,000. Subsequent investments must be at least $250,000. These minimums may be modified by the Fund from time to time, and they may be waived by the Fund for certain investors. The Board of Managers reserves the right to reject any subscription for Interests and the Board of Managers may, in its sole discretion, suspend subscriptions for Interests at any time.

(b) Withdrawals

The Fund may from time to time offer to repurchase Interests pursuant to written tenders by Members. Repurchases are made at such times and on such terms as determined by the Board of Managers, in its sole discretion, and generally includes an offer to repurchase a specified dollar amount of outstanding Interests. In determining whether and when the Fund should repurchase Interests, the Board of Managers considers recommendations from the Adviser.

(c) Allocation of Profits and Losses

Net profits or net losses of the Fund are allocated to the Members in accordance with the terms of the LLC Agreement. In general, each Member shares in the profits and losses of the Fund in proportion to their respective Interests in the Fund.

(5) INVESTMENT TRANSACTIONS

The purchases and proceeds from the redemptions of Portfolio Funds were $109,559,395 and $29,700,720, respectively for the year ended March 31, 2007.

At March 31, 2007, the cost for Federal income tax purposes was $146,663,428 (including short-term investments). The net unrealized appreciation on investments was $12,254,414 consisting of $12,254,414 gross unrealized appreciation and $0 gross unrealized depreciation. The difference between book cost basis and tax cost basis is attributable primarily to the realization for tax purposes of net investment income (loss) and net realized gains (losses) allocated to the Fund from the underlying Portfolio Funds.

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                                 MARCH 31, 2007

(6) INVESTMENTS IN AFFILIATES

The Fund has waived all voting rights in some of the underlying Portfolio Funds. Had the Fund not done so, each of the Portfolio Funds may be regarded as an "affiliate"; as such term is defined in the 1940 Act, of the Fund.

(7) CONTINGENCIES AND COMMITMENTS

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(8) OFF BALANCE SHEET RISK

An investment in the Fund involves risk and is suitable only for persons who can afford fluctuations in the value of their capital and have limited need for liquidity in their investment. There is no assurance that the investment strategies employed by the Adviser will achieve the goals of the Fund. In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and may enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts and entering into equity swaps. The Fund did not enter into any of these transactions for the year ended March 31, 2007.

(9) RELATED PARTY TRANSACTIONS

The Fund's short-term investment vehicle is the UMB Bank, n.a., Money Market Fiduciary. UMB Bank, n.a. is the parent company of UMB Fund Services, Inc., the Fund's Administrator, Fund Accountant and Recordkeeper.

(10) NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released Interpretation No. 48, "Accounting for Uncertainty in Income Taxes- an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. The Investment Manager has evaluated the application of the Interpretation to the Fund, and it does not have any significant impact to the Fund's financial statements.

In September 2006, the FASB released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers and Members of
Blue Rock Market Neutral Fund, LLC:

We have audited the accompanying statement of assets, liabilities, and members' capital of Blue Rock Market Neutral Fund, LLC (the Fund), including the schedule of investments, as of March 31, 2007, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for the two-year period ended March 31, 2007 and the financial highlights for each of the periods in the three-year period ended March 31, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the portfolio funds owned as of March 31, 2007, by correspondence with the custodian and the portfolio funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of March 31, 2007, and the results of its operations, changes in net assets, its cash flows, and financial highlights for each of the periods stated in the first paragraph above, in accordance with U.S. generally accepted accounting principles.

KPMG LLP
Minneapolis, MN
May 24, 2007

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                              MANAGERS AND OFFICERS

                                                                                                    NUMBER OF
                                                                              PRINCIPAL             PORTFOLIOS          OTHER
                                  POSITION(S)     TERM OF OFFICE*           OCCUPATION(S)           IN COMPLEX      DIRECTORSHIPS
                                   HELD WITH       AND LENGTH OF                DURING             OVERSEEN BY         HELD BY
NAME, ADDRESS AND AGE                 FUND          TIME SERVED              PAST 5 YEARS            MANAGERS         MANAGERS
---------------------             -----------   ------------------   ---------------------------   -----------   ------------------
BOARD OF MANAGERS:
Partrick L. Cutshall, CPA, CFA    Manager       Manager              Retirement Fund Manager,           1        N/A
445 East Lake Street, Suite 230                 since 2004           ALLETE, Inc.
Wayzata, MN 55391                                                    (2002- present);
Age: 42                                                              Portfolio Manager,
                                                                     ALLETE, Inc.
                                                                     (1990 - 2002)

Alan J. Wilensky                  Manager       Manager              Attorney, self-employed            1        Director, The 614
445 East Lake Street, Suite 230                 since 2004           (2003 - present);                           Company;
Wayzata, MN 55391                                                    Attorney, Grey, Plant                       Director, 1226
Age: 60                                                              & Moody (2001 - 2003);                      Corp.; Director,
                                                                     Attorney, self-employed                     Applied
                                                                     (2001); Financial Advisor,                  Strategies Ltd.
                                                                     Sanford C. Bernstein &
                                                                     Co., Inc. (1998 - 2001)

David F. Dalvey                   Manager       Manager              Venture Capital Fund               1        Principal,
445 East Lake Street, Suite 230                 since 2004           Manager, Brightstone                        Brightstone
Wayzata, MN 55391                                                    Capital, Ltd. (2000 -                       Capital, Ltd.
Age: 49                                                              present)

INTERESTED MANAGER:
Robert W. Fullerton               Manager,      Manager,             President, Blue Rock               1        Principal, Blue
445 East Lake Street, Suite 230   Principal     Principal            Advisors, Inc. (1989 -                      Rock Capital
Wayzata, MN 55391                 Executive     Executive            present);                                   Fund, L.P.;
Age: 47                           Officer,      Officer, President                                               Principal, Blue
                                  President     and Treasurer                                                    Rock Capital
                                  and           since 2004                                                       Fund II, L.P.
                                  Treasurer

OFFICERS OF THE FUND:
Angela M. Knutzen                 Chief         Officer              Chief Compliance                  N/A       N/A
445 East Lake Street, Suite 230   Compliance    since 2004           Officer, Blue Rock
Wayzata, MN 55391                 Officer                            Advisors, Inc. (2004 -
Age: 31                                                              present); Operations
                                                                     Manager, Blue Rock
                                                                     Advisors, Inc. (2002 -
                                                                     present); Research
                                                                     Associate, Blue Rock
                                                                     Advisors, Inc. (2000 -2002)

Mark F. Steen                     Principal     Officer since        Director of Research,             N/A       N/A
445 East Lake Street, Suite 230   Financial     2004                 Vice President and
Wayzata, MN 55391                 Officer                            Secretary, Blue Rock
Age: 40                                                              Advisors, Inc. (1991 -
                                                                     present)

* Term of office is indefinite, until a successor is duly elected and qualified.

OTHER INFORMATION

INFORMATION ON PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-221-5919. It is also available on the Securities and Exchange Commission's (the "SEC's") website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-888-221-5919, and on the SEC's website at http://www.sec.gov.

AVAILABILITY OF QUARTERLY REPORT SCHEDULE

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY AGREEMENT APPROVAL

The investment advisory agreement by and between Blue Rock Market Neutral Fund, LLC, a Delaware limited liability company (the "Fund"), and Blue Rock Advisors, Inc., a Delaware corporation (the "Adviser") (the "Advisory Agreement"), may be continued in effect from year to year subject to approval by: (i) the Board of Managers of the Fund (the "Board"); or (ii) vote of a majority of the outstanding voting securities, as defined by the Investment Company Act of 1940, as amended (the "1940 Act"), of the Fund; provided that, in either event, the continuance must also be approved by a majority of the managers who are not "interested persons," as defined by the 1940 Act, of the Fund (the "Independent Managers"), by vote cast in person at a meeting called for the purpose of voting on such approval.

At a meeting of the Board held on February 13, 2007, all of the Managers, including all of the Independent Managers, approved the continuance of the Advisory Agreement for an additional year. In considering whether to renew the Advisory Agreement, the Board reviewed various materials from counsel and from the Adviser which included: (i) information concerning the services rendered to the Fund by the Adviser and the fees paid by the Fund to the Adviser; (ii) information concerning the individuals responsible for the day to day management of the Fund's assets and (iii) a summary of the legal duties of the Board under the 1940 Act. In particular, the Board considered the following:

(a) The nature, extent and quality of services provided by the Adviser

The Managers reviewed the services that the Adviser provides to the Fund and reviewed various presentations from management in this regard. In connection with the investment advisory services provided to the Fund, the Board discussed, in detail, with representatives of the Adviser the management of the Fund's investments in accordance with the Fund's stated investment objective and policies and the types of transactions that are entered into on behalf of the Fund. The Board noted that, in addition to the investment advisory services provided to the Fund under the Advisory Agreement, the Adviser and its affiliates also provide certain administrative and other services necessary for the operation of the Fund. In particular, the Board reviewed the compliance and administrative services provided to the Fund by the Adviser, including its oversight of the Fund's day-to-day operations and its oversight of Fund accounting services. The Board also reviewed the material terms of the Advisory Agreement and the scope of services required to be provided under such agreement. Based on its review of the information provided at the meeting, and the discussions with the representatives of the Adviser and counsel to the Fund at the meeting, the Board concluded that the Fund was receiving the services required from the Adviser under the Advisory Agreement and that these services were of a reasonable quality.

(b) Investment performance of the Fund and Adviser

In connection with the evaluation of the services provided by the Adviser, the Board also considered the investment performance of the Fund, and compared the performance of the Fund to that of various indices covering periods since the Fund's inception. The Board concluded that the Fund's performance was satisfactory.

(c) Cost of the services provided and profits realized by the Adviser from the relationship with the Fund

The Managers also considered the cost of the services provided by the Adviser. Under the Advisory Agreement, the Fund pays the Adviser a fee at the following annual rates: 1.00% to the portion of net assets not exceeding $30 million; 0.90% to the portion of net assets exceeding $30 million, but not exceeding $100 million; and 0.80% to the portion of net assets in excess of $100 million. The Board considered that, in addition to the fees charged by the Adviser, the Fund also bears the advisory fees charged by the funds comprising the Fund's investment portfolio (the "Portfolio Funds"). The Managers considered both the services rendered and the fees paid under the Advisory Agreement. In particular, the Board evaluated the Fund's contractual fee rate for advisory services as compared to the contractual fee rate of other closed-end funds that are managed by other investment advisers that invest primarily in unregistered funds. The Board found that the Fund's advisory fees compared favorably to the fees paid by such other similar registered funds. The Managers also took into account the relatively low expense cap which caps the Fund's total expense ratio at 1.30% per annum of the Fund's average monthly net assets (excluding the expenses charged by Portfolio Funds).

The profitability realized by the Adviser was also considered. The Board relied principally on information relating to the costs and profitability of the Adviser from its relationship with the Fund (the "Profitability Analysis"). Representatives of the Adviser said that the Adviser receives no significant indirect benefits from its relationship with the Fund. After reviewing the information contained in the Profitability Analysis, the Board determined that given the overall performance of the Fund and the quality of services provided, the current profitability of the Adviser was not excessive.

(d) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale

The Board was cognizant of the fact that economies of scale in costs of providing services may be realized when there is a significant increase in a fund's assets. The Managers considered that the Advisory Agreement provides for lower fees as assets increase at pre-established breakpoints, and that the Fund's asset level has surpassed the breakpoints which has led to a lower fee rate. It was noted that, since the Fund's asset level has exceeded $100 million, the Fund is in a position to achieve an even lower effective fee rate as new assets come in. The Managers then concluded that the Advisory Agreement satisfactorily provides for the ability to realize economies of scale.

Conclusion

Based on all of the foregoing, and such other matters that were deemed relevant, the Board found the Fund's level of advisory fees to be fair and reasonable in light of the services provided by the Adviser. No single factor was determinative to the decision of the Board. Based on this determination, all of the Managers who were present at the February 13, 2007 meeting, including all of the Independent Managers, approved the continuance of the Advisory Agreement for an additional year.

ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to the Registrant's principal executive officer and principal financial officer.

(b) No information needs to be disclosed pursuant to this paragraph.

(c) The Registrant has made no amendments to its Code of Ethics during the period covered by the report to members presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the report to members presented in Item 1 hereto.

(e) Not applicable.

(f)

     (1)  The Registrant's Code of Ethics is attached hereto as Exhibit
          12(a)(1).

     (2)  Not applicable.

     (3)  Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)

     (1)

          (i) The Registrant's board of managers has determined that the Registrant has an audit committee financial expert serving on its audit committee

          (ii) Not applicable.

     (2) Manager Pat Cutshall has been named the audit committee financial expert and he is "independent" as such term is defined in Item 3 of Form N-CSR.

     (3)  Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)  Audit Fees.

The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are as follows:

Fiscal year ended March 31, 2006   $17,000
Fiscal year ended March 31, 2007   $19,500

(b) Audit-Related Fees.

None.

(c) Tax Fees.

The aggregate fees billed for professional services rendered by the principal accountant for review of tax filings and tax advice are as follows:

Fiscal year ended March 31, 2006   $14,000
Fiscal year ended March 31, 2007   $15,000

(d) All Other Fees.

None.

(e)

     (1) The Registrant's audit committee has adopted an Audit Committee Charter (the "Charter") that requires that the audit committee review the scope and plan of the independent public accountants' annual and interim examinations, approve the services (other than the annual audit) to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants. The Charter does not permit delegation of these responsibilities.

     (2) During fiscal year 2007, 100% of the services provided by the Registrant's principal accountant described in paragraph (b) - (d) of this Item were pre-approved by the audit committee.

(f) Not applicable.

(g) Not applicable.

(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedule of investments in securities in unaffiliated issuers is included as part of the report to members filed under Item 1 hereto.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                            BLUE ROCK ADVISORS, INC.
                      PROXY VOTING POLICIES AND PROCEDURES

     Blue Rock Advisors, Inc. (the "Adviser") provides investment advisory services to private investment funds, whose investment program primarily involves investing fund assets in private investment funds (each, a "Fund" and collectively, the "Funds"). The

Adviser has authority to vote proxies relating to, or give approval/consent to amendments proposed by, such Funds.

     The Securities and Exchange Commission (the "SEC") has adopted Rule 206(4)-6 under the Investment Advisers Act. Under this rule, registered investment advisers that exercise voting authority over client securities are required to implement proxy voting policies and describe those policies to their clients.

     The Investment Committee is responsible for making all proxy voting decisions in accordance with these proxy voting policy and procedures (the "Policies"). An Investment Committee Member is responsible for the actual voting of all proxies in a timely manner, while the Chief Compliance Officer, is responsible for monitoring the effectiveness of the Policies. (See Section IV. "Procedures for Proxies".) The Policies attempt to generalize a complex subject.

     The Adviser may, from time to time, determine that it is in the best interests of its fund to depart from specific policies described herein. The rationale for any such departure will be memorialized in writing by the Chief Compliance Officer.

I.   GENERAL POLICY

     The general policy is to vote proxy proposals, amendments, consents or resolutions relating to Funds (collectively, "proxies") in a manner that serves the best interests of the client fund managed by the Adviser, as determined by the Adviser in its discretion, taking into account relevant factors, including:

     -    the impact on the value of the returns of the Fund;

     -    the attraction of additional capital to the Fund;

     - alignment of Management's (as defined below) interests with Fund Owners' (as defined below) interests, including establishing appropriate incentives for Management;

     -    the costs associated with the proxy;

     -    impact on redemption or withdrawal rights;

     -    the continued or increased availability of portfolio information; and

     -    industry and business practices.

II.  SPECIFIC POLICIES

     A.   ROUTINE MATTERS

     Routine matters are typically proposed by Management of a company and meet the following criteria: (i) they do not measurably change the structure, management, control or operation of the Fund; (ii) they do not measurably change the terms of, or fees or expenses associated with, an investment in the Fund; and (iii) they are consistent with customary industry standards and practices, as well as the laws of the state of incorporation applicable to the Fund.

     For routine matters, the Adviser will vote in accordance with the recommendation of the Fund's management, directors, general partners, managing members or trustees (collectively, the "Management"), as applicable, unless, in the Adviser's opinion, such recommendation is not in the best interests of the client fund.

     The Adviser will generally vote for the following proposals:

          1. To change capitalization, including to increase authorized common shares or to increase authorized preferred shares as long as there are not disproportionate voting rights per preferred share.

          2.   To elect or re-elect Board members.

          3.   To appoint or elect auditors.

          4.   To set time and location of annual meeting.

          5. To establish a master/feeder structure without a significant increase in fees or expenses.

          6.   To change the fiscal year or term of the Fund.

          7.   To change in the name of a Fund.

     B.   NON-ROUTINE MATTERS

     Non-routine matters involve a variety of issues and may be proposed by Management or beneficial owners of a Fund (i.e., shareholders, members, partners, etc. (collectively, the "Owners")). These proxies may involve one or more of the following: (i) a measurable change in the structure, management, control or operation of the Fund; (ii) a measurable change in the terms of, or fees or expenses associated with, an investment in the Fund; or (iii) a change that is inconsistent with industry standards and/or the laws of the state of formation applicable to the Fund.

          1.   STRUCTURE, MANAGEMENT AND INVESTMENT AUTHORITY

          On a case-by-case basis, the Adviser will decide the following matters, taking into account these Policies and factors relevant to each proxy, as discussed below.

          a. Approval or Renewal of Investment Advisory Agreements

               i.   proposed and current fee schedules

               ii.  performance history of the Fund

               iii. continuation of management talent

               iv.  alignment of interests between Management and Owners

          b. Termination or Liquidation of the Fund

               i.   terms of liquidation

               ii.  past performance of the Fund

               iii. strategies employed to save the Fund

          c. Increases in Fees or Expenses

               i.   comparison to industry standards

               ii.  potential impact on the value of the returns of the Fund

               iii. retention of management talent

          2.   SHARE CLASSES AND VOTING RIGHTS

          Unless exceptional circumstances exist, the Adviser will vote against the following proposals:

          a. To establish a class or classes with terms that may disadvantage other classes.

          b. To introduce unequal voting rights.

          c. To change the amendment provisions of an entity by removing investor approval requirements.

     C.   ALL OTHER MATTERS

     All other decisions regarding proxies will be determined on a case-by-case basis taking into account the general policy, as set forth above.

     D.   ABSTAINING FROM VOTING OR AFFIRMATIVELY NOT VOTING

     The Adviser will abstain from voting (which generally requires submission of a proxy voting card) or affirmatively decide not to vote if the Adviser determines that abstaining or not voting is in the best interests of the client fund. In making such a determination, the Adviser will consider various factors, including, but not limited to: (i) the costs associated with exercising the proxy (e.g. translation or travel costs); and (ii) any legal restrictions on trading resulting from the exercise of a proxy. At this time, due to certain legal constraints under the Investment Company Act of 1940, as amended, the Adviser expects that it will not exercise voting rights with regard to investments in Funds.

III. CONFLICTS OF INTEREST

     At times, conflicts may arise between the interests of the client fund, on the one hand, and the interests of the Adviser or its affiliates, on the other hand. If the Adviser determines that it has, or may be perceived to have, a conflict of interest when voting a proxy, the Adviser will address matters involving such conflicts of interest as follows:

     A. if a proposal is addressed by the specific policies herein, the Adviser will vote in accordance with such policies;

     B. if the Adviser believes it is in the best interests of the client fund to depart from the specific policies provided for herein, the Adviser will be subject to the requirements of C or D below, as applicable;

     C. if the proxy proposal is (1) not addressed by the specific policies or
(2) requires a case-by-case determination by the Adviser, the Adviser may vote such proxy as it determines to be in the best interests of the client fund, without taking any action described in D below, provided that such vote would be against the Adviser's own interest in the matter (i.e. against the perceived or actual conflict). The Adviser will memorialize the rationale of such vote in writing; and

     D. if the proxy proposal is (1) not addressed by the specific policies or
(2) requires a case-by-case determination by the Adviser, and the Adviser believes it should vote in a way that may also benefit, or be perceived to benefit, its own interest, then the Adviser must take one of the following actions in voting such proxy: (a) delegate the voting decision for such proxy proposal to an independent third party; (b) delegate the voting decision to an independent committee of partners, members, directors or other representatives of the client fund, as applicable; (c) inform the investors in a fund of the conflict of interest and obtain consent (majority consent in the case of a fund) to vote the proxy as recommended by the Adviser; or (d) obtain approval of the decision from the Adviser's Chief Compliance Officer.

IV.  PROCEDURES FOR PROXIES

     The Investment Committee will be responsible for determining whether each proxy is for a "routine" matter or not, as described above. All proxies identified as "routine" will be voted by the Investment Committee in accordance with the Policies.

     Any proxies that are not clearly "routine" will be submitted to the Investment Committee, which will determine how to vote each such proxy by applying the Policies. Upon making a decision, the proxy will be executed and returned to a designated Investment Committee Member for submission to the company. Upon receipt of an executed proxy, the designated Investment Committee Member will update the client fund's proxy voting record. The designated Investment Committee Member is responsible for the actual voting of all proxies in a timely manner. The Chief Compliance Officer is responsible for monitoring the effectiveness of the Policies.

     In the event the Adviser determines that the client fund should rely on the advice of an independent third party or a committee regarding the voting of a proxy, the Adviser will submit the proxy to such third party or committee for a decision. The designated Investment Committee Member will execute the proxy in accordance with such third party's or committee's decision.

V.   RECORD OF PROXY VOTING

     The Chief Compliance Officer will maintain, or have available, written or electronic copies of each proxy statement received and of each executed proxy.

     The Chief Compliance Officer will also maintain records relating to each proxy, including (i) the determination as to whether the proxy was routine or not; (ii) the voting decision with regard to each proxy; and (iii) any documents created by the Investment Committee, or others, that were material to making the voting decision.

     The Adviser will maintain a record of each written request from an investor in a fund for proxy voting information and the Adviser's written response to any request (oral or written) from an investor in a fund for proxy voting information.

     The Chief Compliance Officer will maintain such records in its offices for two years and for an additional three years in an easily accessible place.

Adopted: September 28, 2004

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)

     (1) The day-to-day management of the Fund's portfolio is the responsibility of the Investment Committee. The Investment Committee is comprised of employees of Blue Rock Advisors, Inc., the Fund's investment adviser (the "Adviser"). The members of the Investment Committee are: Robert W. Fullerton, Mark F. Steen and Robbie J. Burkhart. The Investment Committee is jointly led by Messrs. Fullerton and Steen.

          Robert W. Fullerton is a Principal of the Adviser. Mr. Fullerton has 24 years of investment experience. This investment experience was attained by initially advising clients on traditional equity and fixed-income investments, including early stage equity investments. Since 1989, Mr. Fullerton has focused exclusively on market-neutral investment strategies. He has served as the Adviser's President since the firm's founding in 1989. From 1985 to 1988, Mr. Fullerton was an Associate with Paragon Network, Inc., a Minneapolis-based merchant banking and financial advisory firm. During 1983 and 1984, he was an Account Executive with the investment firm John G. Kinnard & Company. He graduated from Merrimack College in 1982 with a B.A. in History and attended the Wharton School, University of Pennsylvania Executive Program on financial management in April 1988.

          Mark F. Steen, CFA is a Principal of the Adviser. Mr. Steen has 17 years of investment experience. Prior to joining the Adviser in 1991 as a research analyst, Mr. Steen worked at Prudential-Bache Securities as a research analyst for a Senior Investment Consultant specializing in the management of Taft-Hartley accounts. His responsibilities included evaluation and research of equity and fixed income managers. He graduated from the University of Minnesota Carlson School of Management in 1990 with a B.S.B. in Finance. Mr. Steen is a CFA charterholder. He is a member of the CFA Society of Minnesota and the CFA Institute.

          Robbie J. Burkhart, CFA is a Principal of the Adviser. His primary responsibilities include investment manager research and evaluation. Mr. Burkhart has eight years of investment experience. Prior to joining the Adviser in 2003, he managed corporate cash and pension assets for ALLETE, Inc. He joined their investment group in 1998 and through his tenure there he served as the lead analyst of alternative investment strategies for a portfolio in excess of $200 million. Mr. Burkhart graduated from the University of Wisconsin-Superior with a B.S. in Accounting in May 1997 and the University of Minnesota Carlson School of Management with an MBA in March 2006. Mr. Burkhart is a CFA charterholder. He is a member of the CFA Society of Minnesota and the CFA Institute.

     (2) The following table sets forth information about funds and accounts other than the Fund for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of March 31, 2007.

                      REGISTERED INVESTMENT     POOLED INVESTMENT         OTHER ACCOUNTS
                       COMPANIES MANAGED BY    VEHICLES MANAGED BY          MANAGED BY
                      THE PORTFOLIO MANAGER   THE PORTFOLIO MANAGER   THE PORTFOLIO MANAGER
NAME OF FUND'S        ---------------------   ---------------------   ---------------------
PORTFOLIO MANAGER     NUMBER   TOTAL ASSETS   NUMBER   TOTAL ASSETS   NUMBER   TOTAL ASSETS
-----------------     ------   ------------   ------   ------------   ------   ------------
Robert W. Fullerton      1     $166,400,000      4     $438,500,000      0          N/A
Mark F. Steen            1     $166,400,000      4     $438,500,000      0          N/A
Robbie J. Burkhart       1     $166,400,000      4     $438,500,000      0          N/A

                         REGISTERED INVESTMENT       POOLED INVESTMENT VEHICLES          OTHER ACCOUNTS
                          COMPANIES MANAGED BY             MANAGED BY THE           MANAGED BY THE PORTFOLIO
                         THE PORTFOLIO MANAGER           PORTFOLIO MANAGER                  MANAGER
                      ---------------------------   ---------------------------   ---------------------------
                                     TOTAL ASSETS                  TOTAL ASSETS                  TOTAL ASSETS
                       NUMBER WITH       WITH        NUMBER WITH       WITH        NUMBER WITH       WITH
NAME OF FUND'S        PERFORMANCE-   PERFORMANCE-   PERFORMANCE-   PERFORMANCE-   PERFORMANCE-   PERFORMANCE-
PORTFOLIO MANAGER      BASED FEES     BASED FEES     BASED FEES     BASED FEES     BASED FEES     BASED FEES
-----------------     ------------   ------------   ------------   ------------   ------------   ------------
Robert W. Fullerton         0             N/A             4        $438,500,000         0             N/A
Mark F. Steen               0             N/A             4        $438,500,000         0             N/A
Robbie J. Burkhart          0             N/A             4        $438,500,000         0             N/A

          Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund. The portfolio managers may manage other accounts with investment strategies similar to the Fund, including other investment companies, pooled investment vehicles and separately managed accounts. Fees earned by the Adviser may vary among these accounts and the portfolio managers may personally invest in these accounts. These factors could create conflicts of interest because portfolio managers may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Fund. A conflict may also exist if the portfolio managers identify a limited investment opportunity that may be appropriate for more than one account, but the Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio managers may execute transactions for another account that may adversely impact the value of securities held by the Fund. However, the Adviser believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the portfolio managers are generally managed in a similar fashion and the Adviser has a policy that seeks to allocate opportunities on a fair and equitable basis.

     (3) Messrs. Fullerton and Steen serve as the controlling shareholders of the Adviser. The compensation paid to Messrs. Fullerton and Steen consists of salary as well as a distribution of the overall profits of the Adviser after all expenses. Overall compensation levels are established by Messrs. Fullerton and Steen. Compensation for Mr. Burkhart is a combination of a fixed salary and a bonus. The bonus for any year may be tied, in part, to the performance of the Fund or any other fund managed by the Adviser during such year as deemed appropriate by the senior management of the Adviser. As part of their compensation, the portfolio managers also have 401(k) plans that enable them to direct a percentage of their pre-tax salary and bonus into a tax-qualified retirement plan. The Adviser may, in its discretion, contribute a certain percentage to employee 401(k) plans.

     (4) The following table sets forth the dollar range of interests beneficially owned by the portfolio managers as of March 31, 2007.

PORTFOLIO MANAGER     DOLLAR RANGE
-----------------     ------------
Robert W. Fullerton       None
Mark F. Steen             None
Robbie J. Burkhart        None

(b) Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Principal Executive Officer and Principal Financial Officer concluded that the Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective based on their evaluation of the Disclosure Controls and Procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)

     (1) The Code of Ethics for the Principal Executive Officer and Principal Financial Officer is attached hereto.

     (2) Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

     (3)  Not applicable.

(b)  Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Blue Rock Market Neutral Fund, LLC


By (Signature /s/ Robert W. Fullerton
          and ---------------------------
       Title) Robert W. Fullerton
              Principal Executive Officer
         Date June 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature /s/ Robert W. Fullerton
          and ---------------------------
       Title) Robert W. Fullerton
              Principal Executive Officer
         Date June 8, 2007


By (Signature /s/ Mark F. Steen
          and ---------------------------
       Title) Mark F. Steen
              Principal Financial Officer
         Date June 8, 2007